ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and administrative expense	$ 1,594,124	$ 3,303,581
Advertising expense	10,180	46,731
Impairment of fixed assets		218,945
Depreciation	998	1,250
Impairment of Long-Lived Assets to be Disposed of		218,945
Lease reimbursement	4,000
Rent expenses	$ 48,000	$ 48,000
Number of warrant outstanding	28,770,478	28,770,478
Share issued for conversion	142,928,343	142,928,343
Software and Software Development Costs [Member]
General and administrative expense	$ 650	$ 25,350
Mycotopia Therapies Inc [Member]
Ownership percentage	75.77%